SEGMENT INFORMATION - Information about major customers (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of major customers [line items]
Revenue	¥ 186,390	$ 28,648	¥ 146,490	¥ 171,437
China Petroleum & Chemical Corporation [member]
Disclosure of major customers [line items]
Revenue	15,488		9,659	14,692
China Petroleum & Chemical Corporation [member] | The E&P segment and the trading business segment [member]
Disclosure of major customers [line items]
Revenue	¥ 15,488		¥ 9,659	¥ 14,692